Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended		9 Months Ended
	Dec. 31, 2014	Jul. 01, 2014	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Acquisition completed date	Jul. 01, 2014
Goodwill	$ 9,124,000				$ 157,000
Aggregate amortization expense	362,000				0
Acquisition related costs	2,157,000
Discount accretion	1,478,000
Premium amortization related to the fair value adjustments	250,000
Dissenting Preferred Shares [Member]
Business Acquisition [Line Items]
Common stock issued		7,427
MidSouth Bank [Member]
Business Acquisition [Line Items]
Acquisition completed date	Jul. 01, 2014
Name of the acquired entity	MidSouth Bank
Acquisition agreement date	Nov. 19, 2013
Goodwill		9,124,000
Business acquisition, percentage of shares acquired		100.00%
Lieu of fractional shares description	In lieu of issuing fractional shares of FFN common stock, FFN paid former MidSouth shareholders an amount in cash determined by multiplying (i) $13.50 by (ii) the fraction of a share (rounded to the nearest ten thousandth when expressed in decimal form) of FFN common stock.
Common stock issued		2,766,191
Total consideration paid		41,094,000
Loans acquired at fair value			184,345,000
Estimated discount to outstanding principal loan balance, value			7,347,000
Acquired loans with credit impaired	5,527,000
Core deposit intangible		3,060,000
MidSouth Bank [Member] | Dissenting Preferred Shares [Member]
Business Acquisition [Line Items]
Cash consideration paid		100,000
MidSouth Bank [Member] | Fractional Shares [Member]
Business Acquisition [Line Items]
Cash consideration paid		18,000
MidSouth Bank [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares received by acquiree		0.425926
MidSouth Bank [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Shares received by acquiree		0.851852
MidSouth Bank [Member] | Series 2009-A Stock Warrants [Member]
Business Acquisition [Line Items]
Shares received by acquiree		0.18
MidSouth Bank [Member] | Series 2011-A Stock Warrants [Member]
Business Acquisition [Line Items]
Shares received by acquiree		0.146667
MidSouth Bank [Member] | Core Deposit Intangibles [Member]
Business Acquisition [Line Items]
Core deposit intangible		3,060,000
Estimated economic life				8 years 2 months 12 days